Financial Instruments (Details 2) € in Millions, ₪ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2016 EUR (€)
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Fair value		₪ 978		₪ 794
CSA cash collateral, net		(535)		(277)
Financial derivatives		₪ 443		517
Purchased call options [member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		Canadian government bonds
Outstanding notional				328
Remaining average effective duration		0 years
Fair value				18
Cross Currency Swaps One [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		Euro-NIS
Outstanding notional		₪ 4,238		3,984
Linkage basis/Interest receivable	[1]	CPI linked, 1.10%-4.99
Linkage basis /Interest payable	[1]	Fixed, 2.15%-6.36
Remaining average effective duration		6 years 7 months 6 days
Fair value		₪ 383		440
Cross Currency Swaps Two [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional		₪ 30		40
Linkage basis/Interest receivable	[1]	CPI linked, 4.95%-5.35
Linkage basis /Interest payable	[1]	Variable L+1.35
Remaining average effective duration		6 months
Fair value		₪ 14		21
Cross Currency Swaps Three [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional		₪ 617		86
Linkage basis/Interest receivable	[1]	nominal, 1.30
Linkage basis /Interest payable	[1]	Fixed, 0.71
Remaining average effective duration		3 years 1 month 6 days
Fair value		₪ 115		13
Cross Currency Swaps Four [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional				531
Linkage basis/Interest receivable	[1]	nominal, 2.63%-2.64
Linkage basis /Interest payable	[1]	Variable L
Remaining average effective duration		0 years
Fair value				124
Cross Currency Swaps Five [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		U.S.$-NIS
Outstanding notional		₪ 418		238
Linkage basis/Interest receivable	[1]	CPI linked, 3.56
Linkage basis /Interest payable	[1]	Fixed, 5.38
Remaining average effective duration		6 years 2 months 12 days
Fair value		₪ 32			[2]
Cross Currency Swaps Six [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional		₪ 243		243
Linkage basis/Interest receivable	[1]	nominal, 2.77
Linkage basis /Interest payable	[1]	Variable, L+1.74
Remaining average effective duration		2 years 3 months 19 days
Fair value		₪ 15		(2)
Cross Currency Swaps Seven [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional				150
Linkage basis/Interest receivable	[1]	Telbor + 0.7
Linkage basis /Interest payable	[1]	Fixed 3.53
Remaining average effective duration		0 years
Fair value				12
Cross Currency Swaps Eight [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		C$-NIS
Outstanding notional		₪ 377		387
Linkage basis/Interest receivable	[1]	CPI linked, 3.45%-4.95
Linkage basis /Interest payable	[1]	Fixed, 5.43%-6.07
Remaining average effective duration		4 years 4 months 24 days
Fair value		₪ 103		94
Cross Currency Swaps Nine [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional		₪ 1,139		1,139
Linkage basis/Interest receivable	[1]	nominal, 1.80%-4.00
Linkage basis /Interest payable	[1]	Fixed, 2.85%-4.95
Remaining average effective duration		7 years 3 months 19 days
Fair value		₪ 156		68
Cross Currency Swaps Ten [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional				100
Linkage basis/Interest receivable	[1]	Telbor + 0.7
Linkage basis /Interest payable	[1]	Fixed, 3.37
Remaining average effective duration		0 years
Fair value				28
Cross Currency Swaps Eleven [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		BRL- NIS
Outstanding notional		₪ 92		92
Linkage basis/Interest receivable	[1]	CPI linked, 2.60
Linkage basis /Interest payable	[1]	CPI linked, 3.45
Remaining average effective duration		2 years 3 months 19 days
Fair value		₪ 21		16
Cross Currency Swaps Twelve [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		USD-C$
Outstanding notional				428
Linkage basis/Interest receivable	[1]	Variable L
Linkage basis /Interest payable	[1]	Variable, 0.68%-CADBA
Remaining average effective duration		0 years
Fair value				10
Cross Currency Swaps Thirteen [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		Norwegian Krone-Euro
Outstanding notional		₪ 448		436
Linkage basis/Interest receivable	[1]	Fixed,2.8
Linkage basis /Interest payable	[1]	Fixed, 4.00
Remaining average effective duration		5 years
Fair value		₪ 24		(1)
Cross Currency Swaps Fourteen [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		Swedish Krona-Euro
Outstanding notional		₪ 1,453		1,415
Linkage basis/Interest receivable	[1]	Fixed, 3.75
Linkage basis /Interest payable	[1]	Fixed, 4.45%-4.48
Remaining average effective duration		3 years 10 months 25 days
Fair value		₪ 35		2
Cross Currency Options [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		BRL-USD
Outstanding notional		₪ 733
Remaining average effective duration		4 months 24 days
Fair value		₪ 11
Interest Rate Swaps Fixed Or Variable One [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		C$
Outstanding notional				1,038
Linkage basis/Interest receivable	[1]	Variable
Linkage basis /Interest payable	[1]	Fixed
Remaining average effective duration		0 years
Fair value				(12)
Interest Rate Swaps Fixed Or Variable Two [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional | €			€ 44			€ 464
Linkage basis/Interest receivable	[1]	Variable
Linkage basis /Interest payable	[1]	Fixed
Remaining average effective duration		9 years 10 months 25 days
Fair value		₪ (4)		(19)
Interest Rate Swaps Fixed Or Variable Three [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		Norwegian Krone
Outstanding notional		₪ 949		1,001
Linkage basis/Interest receivable	[1]	Variable
Linkage basis /Interest payable	[1]	Fixed
Remaining average effective duration		3 years 3 months 19 days
Fair value		₪ 1		5
Share based financial derivatives [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Outstanding notional	[3]	₪ 766
Remaining average effective duration	[3]	0 years
Fair value	[3]	₪ 65
Forward contract [member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Denomination		Different currencies
Outstanding notional		₪ 1,790		3,595
Fair value		₪ 7		₪ (23)
Remaining average effective duration description		short term

[1]	''L'' represents Interbank base-rate related to the currency of the transaction.
[2]	Represent an amount of less than NIS 1 million.
[3]	Refer to note 38a.